UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	02/29/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 29, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.1%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA)	5.00	10/1/22	5,000,000	4,885,900
Huntsville Health Care Authority,
Revenue (Insured; MBIA)	5.00	6/1/13	1,600,000	1,679,328
McIntosh Industrial Development
Board, Environmental
Facilities Revenue (Ciba
Specialty Chemicals
Corporation Project)	4.65	6/1/08	375,000	375,836
Alaska--3.7%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,726,118
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,739,507
Alaska Student Loan Corporation,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/16	6,380,000	6,581,161
Anchorage
(Insured; FGIC)	5.88	12/1/10	2,365,000 a	2,544,574
Anchorage
(Insured; FGIC)	5.88	12/1/10	1,500,000 a	1,613,895
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/09	2,910,000	3,094,727
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/13	2,000,000 a	2,182,460
Anchorage,
LR, Correctional Facility
(Insured; FSA)	5.88	2/1/10	3,175,000 a	3,351,371
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/10	4,745,000 a	5,054,564
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.20	6/1/10	1,750,000 a	1,831,690
Arizona--.5%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	4,000,000	3,907,760
California--4.0%
ABAG Finance Authority for
Nonprofit Corporations,

Revenue (San Diego Hospital
Association)	5.13	3/1/18	1,000,000	984,260
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000	833,915
California,
GO	5.00	8/1/22	5,000,000	4,859,700
California,
GO (Various Purpose)	5.00	11/1/22	3,000,000	2,914,740
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,640,600
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	3,300,000 a	3,593,106
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000	3,551,582
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,005,640
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,425,000	3,838,156
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.25	12/1/23	3,125,000	3,171,688
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,435,000	2,220,282
Colorado--.7%
El Paso County School District
(Number 11 Colorado Springs)	6.25	12/1/09	1,000,000	1,052,890
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/10	2,000,000	2,173,740
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/11	2,040,000	2,263,564
Connecticut--.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 b	1,021,170
District of Columbia--1.1%
District of Columbia
(Insured; MBIA)	6.00	6/1/12	3,280,000	3,607,246
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,556,351

District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,644,918
Florida--18.5%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	3,325,000	3,193,895
Brevard County,
Local Option Fuel Tax Revenue
(Insured; FGIC)	5.00	8/1/23	1,260,000	1,230,831
Broward County School Board,
COP (Insured; FSA)	5.50	7/1/11	4,715,000 a	5,105,025
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/16	4,285,000	4,426,534
Clay County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	4.85	10/1/11	340,000	347,109
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,243,808
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,654,630
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,045,720
Dade County,
Special Obligation Revenue
(Insured; AMBAC)	0.00	10/1/10	6,825,000	6,195,598
Dade County,
Water and Sewer System Revenue
(Insured; FGIC)	6.25	10/1/11	2,115,000	2,311,209
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,681,181
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,604,075
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,778,855
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	1,963,225
Florida Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	2,005,557
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,254,000
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,887,632

Florida Ports Financing
Commission, Revenue
(Transportation Trust Fund -
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,784,960
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,608,141
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; MBIA)	5.00	7/1/22	1,155,000	1,164,344
Hillsborough County,
Utility Revenue (Insured;
AMBAC)	5.50	8/1/14	3,205,000	3,525,660
Hillsborough County Industrial
Development Authority, HR
(Tampa General Hospital
Project)	5.25	10/1/15	3,000,000	3,072,750
Hillsborough County School Board,
COP (Insured; MBIA)	5.00	7/1/16	2,625,000	2,701,834
Indian River County,
GO (Insured; MBIA)	5.00	7/1/20	2,265,000	2,318,363
Indian Trace Development District,
Water Management Special
Benefit Assessment (Insured;
MBIA)	5.00	5/1/20	1,500,000	1,533,900
Jacksonville,
Guaranteed Entitlement Revenue
(Improvement) (Insured; FGIC)	5.38	10/1/16	3,080,000	3,275,334
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/14	1,500,000	1,589,910
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/15	1,500,000	1,589,910
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
FGIC)	5.13	10/1/18	2,500,000	2,502,800
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	3,750,000	3,601,912
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,649,850
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,

Inc. Project)	4.75	10/1/08	1,155,000	1,149,895
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,158,305
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/13	1,485,000	1,628,213
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,329,087
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,530,000	2,397,200
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,244,650
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,189,900
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	3,000,000	2,823,390
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)	5.75	8/1/09	715,000 a	738,767
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/15	1,010,000	1,024,039
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; MBIA)	6.25	10/1/11	1,770,000	1,953,177
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	2,913,960
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000	1,922,729
Palm Beach County,
Public Improvement Revenue
(Convention Center Project)
(Insured; FGIC)	5.50	11/1/11	1,785,000 a	1,927,693
Palm Beach County School Board,
COP (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,291,800
Palm Beach County School Board,
COP (Insured; FSA)	5.50	8/1/12	4,910,000 a	5,336,826
Polk County,
Constitutional Fuel Tax

Improvement Revenue (Insured;
MBIA)	5.00	12/1/19	1,330,000	1,344,191
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,084,840
Saint Johns County,
Sales Tax Revenue (Insured;
MBIA)	5.00	10/1/25	1,545,000	1,497,476
Sarasota County School Board,
COP (Master Lease Program)
(Insured; FGIC)	5.00	7/1/15	1,000,000	1,041,040
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,062,642
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,561,076
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,305,960
Georgia--3.0%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,701,133
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,827,413
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,392,900
Augusta,
Water and Sewerage Revenue
(Insured; FSA)	5.00	10/1/23	5,000,000	4,999,750
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,367,680
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/14	1,710,000 a	1,883,291
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured; MBIA)	5.25	11/1/16	5,000,000	5,295,350
Hawaii--.3%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,575,000	2,658,919
Illinois--2.4%

Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,546,203
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,855,769
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	1/1/20	1,300,000	1,345,552
Cook County Community High School
District Number 219, GO
(Insured; FSA)	5.00	12/1/24	2,020,000	1,988,326
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)	5.65	10/1/10	4,850,000 a	5,199,394
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	0/5.55	6/15/21	2,500,000 c	2,060,550
Indiana--1.0%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000	1,039,620
Indianapolis Local Public
Improvement Bond Bank
(Insured; FSA)	6.50	1/1/11	6,415,000	7,004,859
Kansas--1.6%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000	3,681,972
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	9,911,254
Kentucky--2.0%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,185,040
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust First
Series) (Insured; MBIA)	5.25	9/1/18	5,000,000	5,373,150
Kentucky Municipal Power Agency,
Power System Revenue (Praire
State Project) (Insured; MBIA)	5.25	9/1/19	2,000,000	2,043,080
Ohio County,
PCR (Big Rivers Electric
Corporation Project) (Insured;
AMBAC)	6.00	10/1/22	5,000,000 d	5,000,000
Louisiana--.2%

Morehouse Parish,
PCR (International Paper
Company Project)	5.25	11/15/13	2,000,000	2,045,840
Maine--1.1%
Jay,
SWDR (International Paper
Company Projects)	4.90	11/1/17	5,780,000	5,403,028
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	3,852,934
Maryland--.2%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/22	1,000,000	919,480
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	1,250,000	1,139,150
Massachusetts--1.0%
Massachusetts,
Consolidated Loan	5.00	12/1/10	3,000,000	3,166,620
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,378,940
Michigan--2.7%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	5,003,050
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	5,745,000	5,614,071
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,124,621
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,676,225
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,608,375
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/11	3,250,000 a	3,538,503
Minnesota--2.6%
Lakeville Independent School
District Number 194, GO
(Insured; FSA)	5.00	2/1/18	5,000,000	5,163,250
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000	4,748,450
Minnesota Public Facilities

Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	7,740,375
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	2,891,340
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	975,390
Mississippi--.6%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	5,000,000	4,906,700
Missouri--.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,249,491
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	2,500,000 a	2,686,725
Nevada--1.2%
Clark County School District,
GO (Limited Tax)	5.00	6/15/25	5,000,000	4,903,200
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	4,915,500
New Hampshire--.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,131,889
New Jersey--3.7%
Bayonne,
Temporary Note	5.00	10/24/08	1,000,000	1,010,040
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,861,490
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA)	5.25	6/1/19	5,000,000	5,081,550
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,324,453
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.50	6/15/16	1,000,000	1,009,850
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)
(Insured; MBIA)	5.25	7/1/20	5,345,000	5,481,458
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,919,800
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	2,017,891
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,425,000	3,560,082
New Jersey Turnpike Authority,
Revenue (Insured; MBIA)	5.63	1/1/10	3,910,000 a	4,103,975
New Mexico--.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,547,715
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,013,415
New York--5.8%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	3.45	9/1/15	3,000,000 d	2,817,240
New York City	5.00	8/1/18	5,000,000	5,139,200
New York City	5.00	4/1/20	2,500,000	2,515,900
New York City	5.00	4/1/22	5,110,000	5,033,657
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,000,000	1,980,980
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	3,500,000	3,557,435
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	4,485,000	4,656,641
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	931,360
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,622,862
New York State Local Government
Assistance Corporation
(Insured; FSA)	5.25	4/1/16	2,200,000	2,366,958

New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.50	4/1/12	3,950,000	4,286,817
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.00	4/1/18	5,000,000 b,e	5,178,525
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,046,000
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)	5.25	3/15/11	1,565,000	1,667,069
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	1,962,040
North Carolina--4.2%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue
(Carolinas HealthCare System)
(Insured; FSA)	5.00	1/15/20	5,000,000	5,038,950
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,089,730
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,233,636
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	5,000,000	4,938,150
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	5,000,000	5,021,200
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	963,350
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,155,588
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,717,495

North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,667,700
Ohio--2.0%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,533,100
Franklin County Convention
Facilities Authority, Tax and
LR Anticipation Bonds	5.00	12/1/23	2,075,000	2,043,730
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,545,690
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG)	5.25	5/1/20	3,230,000	3,274,090
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,130,000 f	4,117,280
Oregon--.8%
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,217,665
Pennsylvania--5.3%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA)	5.75	1/1/11	5,000,000	5,240,550
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,020,740
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,030,700
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	895,000	857,714
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,684,800
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,543,189
Erie County Industrial Development
Authority, EIR (International
Paper Company Project)	5.25	9/1/10	2,100,000	2,149,161
Harrisburg Authority,
Resource Recovery Facility

Revenue	0.00	12/15/10	1,420,000	1,259,100
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,470,650
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,977,542
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,820,053
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,580,000	2,517,925
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/11	1,475,000 a	1,625,612
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	563,672
Rhode Island--.7%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue) (LOC; Allied
Irish Banks)	5.50	11/15/09	1,430,000	1,467,709
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligation Group Issue)
(Insured; MBIA)	5.75	5/15/08	560,000	563,231
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,456,072
South Carolina--2.5%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,196,202
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000	4,985,050
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	4,960,900
Hilton Head Island Public

Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,116,663
Tennessee--1.3%
Johnson City Health and
Educational Facility Board, HR
(Medical Center Hospital
Improvement) (Insured; MBIA)	5.13	7/1/11	6,720,000	6,898,147
Tennessee Housing Development
Agency (Homeownership Program)	5.20	7/1/10	1,815,000	1,872,009
Tennessee Housing Development
Agency (Homeownership Program)	5.30	7/1/11	2,140,000	2,202,039
Texas--9.7%
Alliance Airport Authority, Inc.,
Special Facilities Revenue
(Federal Express Corporation
Project)	4.85	4/1/21	8,875,000	7,966,289
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	1,846,164
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	1,065,319
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,455,371
Bexar County,
Revenue (Venue Project)
(Insured; MBIA)	5.75	8/15/13	5,000,000	5,252,150
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	3,759,200
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	6.75	2/15/10	1,700,000 a	1,824,372
Deer Park Independent School
District, Limited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/21	2,235,000	2,305,693
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,167,032
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,900,037
Houston,
Airport System Special
Facilities Revenue

(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	5,000,000	4,858,450
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	5,000,000	5,130,050
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA)	5.25	5/15/12	2,750,000	2,931,555
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA)	5.25	2/15/20	1,230,000	1,265,436
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/20	4,200,000	4,215,120
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.13	4/1/09	2,250,000	2,278,778
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,436,355
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	4,958,300
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA)	5.75	2/15/14	5,000,000	5,566,350
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000	8,081,432
White Settlement Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/22	2,535,000	2,549,373
Utah--1.2%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	3,210,000	3,416,628
Orem,
Sales Tax Revenue (Insured;
AMBAC)	5.00	4/15/12	3,325,000 a	3,536,437
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,058,383
Virginia--2.0%

Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.00	6/15/10	2,000,000 a	2,153,900
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,388,874
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.25	6/1/12	3,000,000 a	3,161,790
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	4.50	9/1/18	2,450,000	2,488,465
Virginia Port Authority,
Commonwealth Port Fund Revenue	5.00	7/1/19	4,415,000	4,426,611
Washington--3.1%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	4,946,900
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,205,950
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA)	5.25	12/1/20	2,710,000	2,782,736
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,153,150
Port of Tacoma,
Limited Tax GO (Insured; FSA)	5.00	12/1/20	3,025,000	3,098,205
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	50,000	52,333
Washington	5.75	10/1/12	20,000	21,397
Washington	5.75	10/1/12	2,305,000	2,445,006
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	1,980,000	2,053,636
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	2,967,809
Wisconsin--.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,824,135
U.S. Related--2.8%

Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	5,000,000 a	5,219,950
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,300,000 a	4,489,157
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,131,970
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,500,000	1,425,585
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	2,500,000	2,638,800
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.25	7/1/12	2,440,000	2,478,747
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	519,894
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	1,966,020
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,125,000	1,152,293
Total Long-Term Municipal Investments
(cost $808,564,104)				800,170,973
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)	Value ($)

Maryland--.2%
Carroll County,
Revenue (Fairhaven and Copper
Ridge - Episcopal Ministries
to the Aging Inc. Obligated
Group Issue) (Insured; Radian
Group and Liquidity Facility;
Branch Banking and Trust Co.)	8.00	3/7/08	2,000,000 g	2,000,000
Michigan--.3%
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (Insured; XLCA and
Liquidity Facility; Dexia
Credit Locale)	8.50	3/1/08	2,600,000 g	2,600,000
Pennsylvania--.7%
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding

Program) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	9.00	3/7/08	5,500,000 g	5,500,000
Total Short-Term Municipal Investments
(cost $10,100,000)				10,100,000
Total Investments (cost $818,664,104)			98.3%	810,270,973
Cash and Receivables (Net)			1.7%	13,712,512
Net Assets			100.0%	823,983,485

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $6,199,695 or 0.8% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate security--interest rate subject to periodic change.
e	Collateral for floating rate borrowings.
f	Purchased on a delayed delivery basis.
g	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)